ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2017	2016
Voyage expenses	7,388	3,467
Ship operating expenses	6,937	6,424
Administrative expenses	1,510	935
Tax expenses	9	12
Interest expenses	8,460	7,029
	24,304	17,867